Property and equipment	12 Months Ended
Nov. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment

11.	Property and equipment

	Computer equipment	Laboratory equipment	Office furniture and equipment	Leasehold improvements	Total

Cost

Balance as at November 30, 2021	$ 373	$ 107	$ 332	$ 650	$ 1,462

Additions	180	961	-	-	1,141

Disposals	(263)	-	-	-	(263)

Balance as at November 30, 2022	$ 290	$ 1,068	$ 332	$ 650	$ 2,340

Additions	7	128	27	-	162

Disposals	(46)	-	-	-	(46)

Balance as at November 30, 2023	$ 251	$ 1,196	$ 359	$ 650	$ 2,456

Accumulated depreciation

Balance as at November 30, 2021	$ 229	$ 69	$ 157	$ 264	$ 719

Depreciation	157	94	38	101	390

Disposals	(263)	-	-	-	(263)

Balance as at November 30, 2022	$ 123	$ 163	$ 195	$ 365	$ 846

Depreciation	100	217	32	101	450

Disposals	(46)	-	-	-	(46)

Balance as at November 30, 202 3	$ 177	$ 380	$ 227	$ 466	$ 1,250

Net carrying amounts
November 30, 2023	$ 74	$ 816	$ 132	$ 184	$ 1,206

November 30, 2022	$ 167	$ 905	$ 137	$ 285	$ 1,494